Related Party Transactions (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions 1	$ 8,000
Related Party Transactions 2	5,000
Related Party Transactions 3	24,000
Related Party Transactions 4	0
Related Party Transactions 5	19,000
Related Party Transactions 6	4,000
Related Party Transactions 7	8,000
Related Party Transactions 8	20,000
Related Party Transactions 9	63,000
Related Party Transactions 10	80,000
Related Party Transactions 11	66,000
Related Party Transactions 12	0
Related Party Transactions 1		6,000
Related Party Transactions 2		4,000
Related Party Transactions 3		6,000
Related Party Transactions 4		4,000
Related Party Transactions 5		23,000
Related Party Transactions 6		10,000
Related Party Transactions 7		114,000
Related Party Transactions 8		87,000
Related Party Transactions 9		85,000
Related Party Transactions 10		1.00%
Related Party Transactions 11		0
Related Party Transactions 12		$ 1,000